Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Consolidated Statements of Comprehensive Loss
Net loss	$ (3,780,222)	$ (6,027,278)
Items that may subsequently be reclassified to net loss:
Currency translation adjustment, net of tax of $nil	(265,933)	(957,237)
Cumulative translation adjustment upon wind-up of a subsidiary	(464,256)
Other comprehensive loss, net of taxes	(730,189)	(957,237)
Attributable to:
Equity holders of the Company	(613,655)	(916,580)
Non-controlling interests	(116,534)	(40,657)
Other comprehensive loss, net of taxes	(730,189)	(957,237)
Total comprehensive loss, net of taxes	(4,510,411)	(6,984,515)
Attributable to:
Equity holders of the Company	(4,370,712)	(6,938,286)
Non-controlling interests	(139,699)	(46,229)
Total comprehensive loss, net of taxes	$ (4,510,411)	$ (6,984,515)